CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2013
CASH FLOW INFORMATION [Abstract]
CASH FLOW INFORMATION

10. CASH FLOW INFORMATION:

     For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

     Supplemental disclosures:

	July 31,
	2013	2012	2011
Interest paid, net of capitalized interest of $24,659 (2013),
$4,056 (2012) and $44,108 (2011)	$427,278	$541,301	$658,004
Income taxes paid	$637,382	$259,061	$333,380